COST OF SALES AND OTHER OPERATIONAL COSTS	12 Months Ended
Dec. 31, 2024
Cost Of Sales And Other Operational Costs [Abstract]
COST OF SALES AND OTHER OPERATIONAL COSTS [Text block]

5. COST OF SALES AND OTHER OPERATIONAL COSTS

	Years ended December 31,
	2024	2023
Site operating costs	367,689	309,805
Transportation costs	35,413	30,045
Change in inventories:
Changes in finished goods	23,852	(5,546)
Changes in sulphide ore stockpiles	2	(1,828)
Changes in oxide ore stockpiles	(9,870)	(14,858)
Production costs	417,086	317,618
Depletion and amortization	73,852	56,940
Cost of sales	490,938	374,558
Other operating cost:
Crusher relocation costs	16,141	-
Site care and maintenance	2,524	-
Other operating costs	18,665	-

Insurance recovery	(26,290)	-

As a result of the acquisition of Cariboo, after March 25, 2024, the financial results of the Company reflect its wholly owned interest in the Gibraltar mine (Note 3). Financial results between March 15, 2023 and March 24, 2024 include the Company's 87.5% share of Gibraltar's cost of sales and other operational costs and prior to March 15, 2023, the financial results reflects the 75% interest.

Site operating costs include personnel costs, non-capitalized waste stripping costs, repair and maintenance costs, consumables, operating supplies and external services.

For the year ended December 31, 2024, the Company has recognized costs of $16,141 in the statement of comprehensive income (loss) related to the in-pit primary crusher relocation project which includes relocation related costs for the physical move of the primary crusher to its new location, demolition costs for the old station and $4.1 million in writedowns of decommissioned conveyor components considered redundant.

In June 2024, operations at the Gibraltar mine were suspended for 18 days due to the unionized workforce strike which started on June 1, 2024. The resulting care and maintenance costs during the 18 day period amounted to $2,524 are expensed as incurred and do not form part of the cost of inventory and cost of sales. Operations at Gibraltar resumed on June 19, 2024, after the ratification of a new agreement by union members.

With the component replacement in Concentrator #2 completed in January 2024, the Company finalized its insurance claim for associated property damage and business interruption as a result of a component failure. During the year ended December 31, 2024 , the Company recognized an insurance recovery of $26,290 related to the business interruption portion of the insurance claim in the statement of comprehensive income as a credit against operating costs as it relates to estimated lost revenue.